Fair value disclosures (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Available-for-sale securities	$ 1,554	$ 1,570	$ 1,586
Recurring basis
Assets
Available-for-sale securities	1,554	1,570	1,586
Derivative Asset, at Fair Value, Net		161	154
Total Assets	1,554	1,731	1,740
Liabilities
Guarantees	12	13	14
Derivative Liabilities, at Fair Value, Net	86
Total Liabilities	98	13	14
U.S. treasury bonds
Assets
Available-for-sale securities	10	10	10
U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	10	10	10
Other U.S. and non-U.S. government bonds
Assets
Available-for-sale securities	94	120	146
Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	94	120	146
Corporate bonds
Assets
Available-for-sale securities	693	633	664
Corporate bonds | Recurring basis
Assets
Available-for-sale securities	693	633	664
Asset-backed securities
Assets
Available-for-sale securities	105	72	96
Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	105	72	96
U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	294	321	299
Residential
Assets
Available-for-sale securities	15	18	25
Residential | Recurring basis
Assets
Available-for-sale securities	15	18	25
Commercial
Assets
Available-for-sale securities	67	93	127
Commercial | Recurring basis
Assets
Available-for-sale securities	67	93	127
Large capitalization value
Assets
Available-for-sale securities	233	254	185
Large capitalization value | Recurring basis
Assets
Available-for-sale securities	233	254	185
Smaller company growth
Assets
Available-for-sale securities	43	49	34
Smaller company growth | Recurring basis
Assets
Available-for-sale securities	43	49	34
Level 1 | Recurring basis
Assets
Available-for-sale securities	286	313	229
Derivative Asset, at Fair Value, Net		0	0
Total Assets	286	313	229
Liabilities
Guarantees	0	0	0
Derivative Liabilities, at Fair Value, Net	0
Total Liabilities	0	0	0
Level 1 | U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	10	10	10
Level 1 | Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | Corporate bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | Residential | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | Commercial | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | Large capitalization value | Recurring basis
Assets
Available-for-sale securities	233	254	185
Level 1 | Smaller company growth | Recurring basis
Assets
Available-for-sale securities	43	49	34
Level 2 | Recurring basis
Assets
Available-for-sale securities	1,268	1,257	1,357
Derivative Asset, at Fair Value, Net		161	154
Total Assets	1,268	1,418	1,511
Liabilities
Guarantees	0	0	0
Derivative Liabilities, at Fair Value, Net	86
Total Liabilities	86	0	0
Level 2 | U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 2 | Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	94	120	146
Level 2 | Corporate bonds | Recurring basis
Assets
Available-for-sale securities	693	633	664
Level 2 | Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	105	72	96
Level 2 | U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	294	321	299
Level 2 | Residential | Recurring basis
Assets
Available-for-sale securities	15	18	25
Level 2 | Commercial | Recurring basis
Assets
Available-for-sale securities	67	93	127
Level 2 | Large capitalization value | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 2 | Smaller company growth | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Recurring basis
Assets
Available-for-sale securities	0	0	0
Derivative Asset, at Fair Value, Net		0	0
Total Assets	0	0	0
Liabilities
Guarantees	12	13	14
Derivative Liabilities, at Fair Value, Net	0
Total Liabilities	12	13	14
Level 3 | U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Corporate bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Residential | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Commercial | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Large capitalization value | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Smaller company growth | Recurring basis
Assets
Available-for-sale securities	$ 0	$ 0	$ 0